SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Credit Loss [Abstract]
Accounts receivable		$ 4,615,470	$ 6,797,644
Less: allowance for doubtful accounts		(13,004)	(13,337)
Accounts receivable, net	$ 8,108,271	$ 4,602,466	$ 6,784,307